Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN TAX AWARE FUNDS
JPMorgan Tax Aware Real Return Fund
(the “Fund”)
(All Share Classes)
(a series of JPMorgan Trust I)
Supplement dated August 8, 2024
to the current Summary Prospectuses and Prospectuses, as supplemented
CHANGE IN BENCHMARK. Effective August 8, 2024 (the “Effective Date”), the Fund will change its primary benchmark from the Bloomberg U.S. 1‑15 Year Blend (1‑17) Municipal Bond Index to the Bloomberg US Municipal Index. Additionally, the Fund will remove its customized composite index, the Tax Aware Real Return Composite Benchmark, and replace it with a different index, the Bloomberg US Municipal/Inflation SWAP 5 Year Zero Coupon Custom TR Index. There will be no change in the Fund’s investment strategies as a result of the benchmark change.
On the Effective Date, the first paragraph of “The Fund’s Past Performance” section and the “Average Annual Total Returns” table in the “Risk/Return Summary” section of each Summary Prospectus and Prospectus for the Fund are hereby deleted and replaced with the below:
Class A, Class C and Class I Shares
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class A Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years. The table compares the Fund’s performance to the performance of the Bloomberg US Municipal Index, Bloomberg U.S. 1‑15 Year Blend (1‑17) Municipal Bond Index and the Bloomberg US Municipal/Inflation Swap 5 Year Zero Coupon Custom TR Index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1‑800‑480‑4111. The performance figures in the bar chart do not reflect any deduction for the front‑end sales charge which is assessed on Class A Shares. If the sales charge were reflected, the performance figures would have been lower.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2023)

	Past 1 Year	Past 5 Years	Past 10 Years
CLASS A SHARES
Return Before Taxes	0.77%	1.97%	1.42%
Return After Taxes on Distributions	0.72	1.95	1.39
Return After Taxes on Distributions and Sale of Fund Shares	1.59	1.98	1.57

CLASS C SHARES
Return Before Taxes	3.16	2.25	1.36

CLASS I SHARES
Return Before Taxes	4.93	3.04	2.07

BLOOMBERG US MUNICIPAL INDEX[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	6.40	2.25	3.03

BLOOMBERG U.S. 1‑15 YEAR BLEND (1‑17) MUNICIPAL BOND INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes)	5.26	2.17	2.58

BLOOMBERG US MUNICIPAL/INFLATION SWAP 5 YEAR ZERO COUPON CUSTOM TR INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes)	6.02	4.70	3.77
1
Effective August 8, 2024, the Fund’s primary benchmark changed from the Bloomberg U.S. 1‑15 Year Blend (1‑17) Municipal Bond Index to the Bloomberg US Municipal Index, which more closely reflects the Fund’s investment universe.

Class R6 Shares
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R6 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years. The table compares the Fund’s performance to the performance of the Bloomberg US Municipal Index, Bloomberg U.S. 1‑15 Year Blend (1‑17) Municipal Bond Index and the Bloomberg US Municipal/Inflation Swap 5 Year Zero Coupon Custom TR Index. The performance of Class R6 Shares is based on the performance of Class I Shares (which are not offered in this prospectus) of the Fund prior to the inception of Class R6 Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares. Prior class performance for Class R6 Shares has been adjusted to reflect differences in expenses between Class R6 Shares and Class I Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1‑800‑480‑4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2023)

	Past 1 Year	Past 5 Years	Past 10 Years
CLASS R6 SHARES
Return Before Taxes	5.04%	3.12%	2.16%
Return After Taxes on Distributions	4.99	3.10	2.15
Return After Taxes on Distributions and Sale of Fund Shares	4.31	2.95	2.25

BLOOMBERG US MUNICIPAL INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	6.40	2.25	3.03

BLOOMBERG U.S. 1‑15 YEAR BLEND (1‑17) MUNICIPAL BOND INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes)	5.26	2.17	2.58

BLOOMBERG US MUNICIPAL/INFLATION SWAP 5 YEAR ZERO COUPON CUSTOM TR INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes)	6.02	4.70	3.77
1
Effective August 8, 2024, the Fund’s primary benchmark changed from the Bloomberg U.S. 1‑15 Year Blend (1‑17) Municipal Bond Index to the Bloomberg US Municipal Index, which more closely reflects the Fund’s investment universe.

A, C, I Shares | JPMorgan Tax Aware Real Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN TAX AWARE FUNDS
JPMorgan Tax Aware Real Return Fund
(the “Fund”)
(All Share Classes)
(a series of JPMorgan Trust I)
Supplement dated August 8, 2024
to the current Summary Prospectuses and Prospectuses, as supplemented
CHANGE IN BENCHMARK. Effective August 8, 2024 (the “Effective Date”), the Fund will change its primary benchmark from the Bloomberg U.S. 1‑15 Year Blend (1‑17) Municipal Bond Index to the Bloomberg US Municipal Index. Additionally, the Fund will remove its customized composite index, the Tax Aware Real Return Composite Benchmark, and replace it with a different index, the Bloomberg US Municipal/Inflation SWAP 5 Year Zero Coupon Custom TR Index. There will be no change in the Fund’s investment strategies as a result of the benchmark change.
On the Effective Date, the first paragraph of “The Fund’s Past Performance” section and the “Average Annual Total Returns” table in the “Risk/Return Summary” section of each Summary Prospectus and Prospectus for the Fund are hereby deleted and replaced with the below:
Class A, Class C and Class I Shares
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class A Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years. The table compares the Fund’s performance to the performance of the Bloomberg US Municipal Index, Bloomberg U.S. 1‑15 Year Blend (1‑17) Municipal Bond Index and the Bloomberg US Municipal/Inflation Swap 5 Year Zero Coupon Custom TR Index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1‑800‑480‑4111. The performance figures in the bar chart do not reflect any deduction for the front‑end sales charge which is assessed on Class A Shares. If the sales charge were reflected, the performance figures would have been lower.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2023)

	Past 1 Year	Past 5 Years	Past 10 Years
CLASS A SHARES
Return Before Taxes	0.77%	1.97%	1.42%
Return After Taxes on Distributions	0.72	1.95	1.39
Return After Taxes on Distributions and Sale of Fund Shares	1.59	1.98	1.57

CLASS C SHARES
Return Before Taxes	3.16	2.25	1.36

CLASS I SHARES
Return Before Taxes	4.93	3.04	2.07

BLOOMBERG US MUNICIPAL INDEX[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	6.40	2.25	3.03

BLOOMBERG U.S. 1‑15 YEAR BLEND (1‑17) MUNICIPAL BOND INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes)	5.26	2.17	2.58

BLOOMBERG US MUNICIPAL/INFLATION SWAP 5 YEAR ZERO COUPON CUSTOM TR INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes)	6.02	4.70	3.77
1
Effective August 8, 2024, the Fund’s primary benchmark changed from the Bloomberg U.S. 1‑15 Year Blend (1‑17) Municipal Bond Index to the Bloomberg US Municipal Index, which more closely reflects the Fund’s investment universe.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class A Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years. The table compares the Fund’s performance to the performance of the Bloomberg US Municipal Index, Bloomberg U.S. 1‑15 Year Blend (1‑17) Municipal Bond Index and the Bloomberg US Municipal/Inflation Swap 5 Year Zero Coupon Custom TR Index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1‑800‑480‑4111. The performance figures in the bar chart do not reflect any deduction for the front‑end sales charge which is assessed on Class A Shares. If the sales charge were reflected, the performance figures would have been lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund’s Class A Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1‑800‑480‑4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance figures in the bar chart do not reflect any deduction for the front‑end sales charge which is assessed on Class A Shares. If the sales charge were reflected, the performance figures would have been lower.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS(For periods ended December 31, 2023)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective August 8, 2024, the Fund’s primary benchmark changed from the Bloomberg U.S. 1‑15 Year Blend (1‑17) Municipal Bond Index to the Bloomberg US Municipal Index, which more closely reflects the Fund’s investment universe.
A, C, I Shares | JPMorgan Tax Aware Real Return Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	0.77%
Past 5 Years	rr_AverageAnnualReturnYear05	1.97%
Past 10 Years	rr_AverageAnnualReturnYear10	1.42%
A, C, I Shares | JPMorgan Tax Aware Real Return Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	3.16%
Past 5 Years	rr_AverageAnnualReturnYear05	2.25%
Past 10 Years	rr_AverageAnnualReturnYear10	1.36%
A, C, I Shares | JPMorgan Tax Aware Real Return Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	4.93%
Past 5 Years	rr_AverageAnnualReturnYear05	3.04%
Past 10 Years	rr_AverageAnnualReturnYear10	2.07%
A, C, I Shares | JPMorgan Tax Aware Real Return Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	0.72%
Past 5 Years	rr_AverageAnnualReturnYear05	1.95%
Past 10 Years	rr_AverageAnnualReturnYear10	1.39%
A, C, I Shares | JPMorgan Tax Aware Real Return Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	1.59%
Past 5 Years	rr_AverageAnnualReturnYear05	1.98%
Past 10 Years	rr_AverageAnnualReturnYear10	1.57%
A, C, I Shares | JPMorgan Tax Aware Real Return Fund | BLOOMBERG US MUNICIPAL INDEX (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	6.40%	[1]
Past 5 Years	rr_AverageAnnualReturnYear05	2.25%	[1]
Past 10 Years	rr_AverageAnnualReturnYear10	3.03%	[1]
A, C, I Shares | JPMorgan Tax Aware Real Return Fund | BLOOMBERG U.S. 1-15 YEAR BLEND (1-17) MUNICIPAL BOND INDEX (Reflects No Deduction for Fees, Expenses, or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	5.26%
Past 5 Years	rr_AverageAnnualReturnYear05	2.17%
Past 10 Years	rr_AverageAnnualReturnYear10	2.58%
A, C, I Shares | JPMorgan Tax Aware Real Return Fund | BLOOMBERG US MUNICIPAL/INFLATION SWAP 5 YEAR ZERO COUPON CUSTOM TR INDEX (Reflects No Deduction for Fees, Expenses, or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	6.02%
Past 5 Years	rr_AverageAnnualReturnYear05	4.70%
Past 10 Years	rr_AverageAnnualReturnYear10	3.77%
R6 Shares | JPMorgan Tax Aware Real Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN TAX AWARE FUNDS
JPMorgan Tax Aware Real Return Fund
(the “Fund”)
(All Share Classes)
(a series of JPMorgan Trust I)
Supplement dated August 8, 2024
to the current Summary Prospectuses and Prospectuses, as supplemented
CHANGE IN BENCHMARK. Effective August 8, 2024 (the “Effective Date”), the Fund will change its primary benchmark from the Bloomberg U.S. 1‑15 Year Blend (1‑17) Municipal Bond Index to the Bloomberg US Municipal Index. Additionally, the Fund will remove its customized composite index, the Tax Aware Real Return Composite Benchmark, and replace it with a different index, the Bloomberg US Municipal/Inflation SWAP 5 Year Zero Coupon Custom TR Index. There will be no change in the Fund’s investment strategies as a result of the benchmark change.
On the Effective Date, the first paragraph of “The Fund’s Past Performance” section and the “Average Annual Total Returns” table in the “Risk/Return Summary” section of each Summary Prospectus and Prospectus for the Fund are hereby deleted and replaced with the below:
Class R6 Shares
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R6 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years. The table compares the Fund’s performance to the performance of the Bloomberg US Municipal Index, Bloomberg U.S. 1‑15 Year Blend (1‑17) Municipal Bond Index and the Bloomberg US Municipal/Inflation Swap 5 Year Zero Coupon Custom TR Index. The performance of Class R6 Shares is based on the performance of Class I Shares (which are not offered in this prospectus) of the Fund prior to the inception of Class R6 Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares. Prior class performance for Class R6 Shares has been adjusted to reflect differences in expenses between Class R6 Shares and Class I Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1‑800‑480‑4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2023)

	Past 1 Year	Past 5 Years	Past 10 Years
CLASS R6 SHARES
Return Before Taxes	5.04%	3.12%	2.16%
Return After Taxes on Distributions	4.99	3.10	2.15
Return After Taxes on Distributions and Sale of Fund Shares	4.31	2.95	2.25

BLOOMBERG US MUNICIPAL INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	6.40	2.25	3.03

BLOOMBERG U.S. 1‑15 YEAR BLEND (1‑17) MUNICIPAL BOND INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes)	5.26	2.17	2.58

BLOOMBERG US MUNICIPAL/INFLATION SWAP 5 YEAR ZERO COUPON CUSTOM TR INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes)	6.02	4.70	3.77
1
Effective August 8, 2024, the Fund’s primary benchmark changed from the Bloomberg U.S. 1‑15 Year Blend (1‑17) Municipal Bond Index to the Bloomberg US Municipal Index, which more closely reflects the Fund’s investment universe.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R6 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years. The table compares the Fund’s performance to the performance of the Bloomberg US Municipal Index, Bloomberg U.S. 1‑15 Year Blend (1‑17) Municipal Bond Index and the Bloomberg US Municipal/Inflation Swap 5 Year Zero Coupon Custom TR Index. The performance of Class R6 Shares is based on the performance of Class I Shares (which are not offered in this prospectus) of the Fund prior to the inception of Class R6 Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares. Prior class performance for Class R6 Shares has been adjusted to reflect differences in expenses between Class R6 Shares and Class I Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1‑800‑480‑4111.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund’s Class R6 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1‑800‑480‑4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS(For periods ended December 31, 2023)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective August 8, 2024, the Fund’s primary benchmark changed from the Bloomberg U.S. 1‑15 Year Blend (1‑17) Municipal Bond Index to the Bloomberg US Municipal Index, which more closely reflects the Fund’s investment universe.
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock
1
Effective August 8, 2024, the Fund’s primary benchmark changed from the Bloomberg U.S. 1‑15 Year Blend (1‑17) Municipal Bond Index to the Bloomberg US Municipal Index, which more closely reflects the Fund’s investment universe.

R6 Shares | JPMorgan Tax Aware Real Return Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	5.04%
Past 5 Years	rr_AverageAnnualReturnYear05	3.12%
Past 10 Years	rr_AverageAnnualReturnYear10	2.16%
R6 Shares | JPMorgan Tax Aware Real Return Fund | Return After Taxes on Distributions | Class R6
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	4.99%
Past 5 Years	rr_AverageAnnualReturnYear05	3.10%
Past 10 Years	rr_AverageAnnualReturnYear10	2.15%
R6 Shares | JPMorgan Tax Aware Real Return Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class R6
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	4.31%
Past 5 Years	rr_AverageAnnualReturnYear05	2.95%
Past 10 Years	rr_AverageAnnualReturnYear10	2.25%
R6 Shares | JPMorgan Tax Aware Real Return Fund | BLOOMBERG US MUNICIPAL INDEX (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	6.40%
Past 5 Years	rr_AverageAnnualReturnYear05	2.25%
Past 10 Years	rr_AverageAnnualReturnYear10	3.03%
R6 Shares | JPMorgan Tax Aware Real Return Fund | BLOOMBERG U.S. 1-15 YEAR BLEND (1-17) MUNICIPAL BOND INDEX (Reflects No Deduction for Fees, Expenses, or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	5.26%
Past 5 Years	rr_AverageAnnualReturnYear05	2.17%
Past 10 Years	rr_AverageAnnualReturnYear10	2.58%
R6 Shares | JPMorgan Tax Aware Real Return Fund | BLOOMBERG US MUNICIPAL/INFLATION SWAP 5 YEAR ZERO COUPON CUSTOM TR INDEX (Reflects No Deduction for Fees, Expenses, or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	6.02%
Past 5 Years	rr_AverageAnnualReturnYear05	4.70%
Past 10 Years	rr_AverageAnnualReturnYear10	3.77%

[1]	Effective August 8, 2024, the Fund’s primary benchmark changed from the Bloomberg U.S. 1‑15 Year Blend (1‑17) Municipal Bond Index to the Bloomberg US Municipal Index, which more closely reflects the Fund’s investment universe.